LEASE LIABILITIES - Lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Lease liabilities - Beginning of period	$ 1,446,000	$ 1,883,000
Additions	7,081,000
Cash flows - Principal payments	(1,246,000)	(599,000)
Non-cash changes - Accretion	292,000	162,000
Disposals	(311,000)
Lease liabilities - End of period	7,262,000	1,446,000
Less : current lease liabilities	2,855,000	406,000
Non-current lease liabilities	$ 4,407,000	$ 1,040,000